UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 84.6%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 10.0%
AerCap Holdings*	450,000	$6,574,500
Bombardier, Cl B*	1,900,000	7,437,553

		14,012,053

AGRICULTURE — 4.4%
Mosaic	100,000	6,125,000

AUDIO & VIDEO — 5.6%
Harman International Industries	175,000	7,836,500

AUTOMOTIVE — 5.0%
Daimler	120,000	6,983,847

CHEMICALS — 2.9%
Dow Chemical	125,000	4,025,000

COMPUTER SOFTWARE — 11.6%
Microsoft	225,000	6,180,750
Software	120,000	4,620,334
Symantec*	250,000	5,442,500

		16,243,584

CONSTRUCTION & ENGINEERING — 4.1%
KBR	185,000	5,775,700

ELECTRONICS MANUFACTURER — 5.3%
Flextronics International Ltd.*	1,200,000	7,452,000

ENERGY EQUIPMENT & SERVICES — 7.1%
Halliburton	100,000	4,068,000
Superior Energy Services*	235,000	5,867,950

		9,935,950

MEDICAL PRODUCTS & SERVICES — 3.4%
Aetna	100,000	4,823,000

OIL, GAS & CONSUMABLE FUELS — 11.3%
Devon Energy	75,000	4,289,250
Repsol	103,030	2,299,896
Royal Dutch Shell ADR, Cl A	25,000	1,763,000
Suncor Energy	225,000	7,654,500

		16,006,646

RETAIL — 4.3%
Target	100,000	6,041,000

SEMI-CONDUCTORS & INSTRUMENTS — 7.7%
Lattice Semiconductor*	650,000	2,892,500
ON Semiconductor*	1,000,000	7,850,000

		10,742,500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares/Contracts	Value

TELECOMMUNICATION SERVICES — 1.9%
Vodafone Group ADR	100,000	$2,732,000

TOTAL COMMON STOCK (Cost $112,020,332)		118,734,780

PREFERRED STOCK — 4.7%
AUTOMOTIVE — 4.7%
Porsche Automobil Holding (Cost $3,870,775)	75,000	6,525,722

SHORT-TERM INVESTMENT (A) — 3.7%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $5,251,875)	5,251,875	5,251,875

TOTAL INVESTMENTS — 93.0% (Cost $121,142,982)†		$130,512,377

PURCHASED OPTIONS ††— 6.6%
AGRICULTURE — 1.5%
Mosaic Call, Expires 01/18/14
Strike Price: $40.00*	1,000	2,130,000

ENERGY EQUIPMENT & SERVICES — 2.3%
Halliburton Call, Expires 01/17/15
Strike Price: $20.00*	1,500	3,156,000

OIL, GAS & CONSUMABLE FUELS — 0.9%
Repsol European Call, Expires 06/20/14
Strike Price: $15.00*	4,000	1,319,777

RAILROADS — 1.9%
Norfolk Southern Call, Expires 01/18/14
Strike Price: $50.00*	1,400	2,688,000

TOTAL PURCHASED OPTIONS (Cost $9,518,518)		9,293,777

††	For period ended January 31, 2013, the total amount of all open purchased options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $140,282,933.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2013.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of January 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JANUARY 31, 2013 (Unaudited)

Equity swaps held by the Fund at January 31, 2013, were as follows:

Reference Company	Counterparty	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Devon Energy	Goldman Sachs	100,000	5,565,805	$153,195
Dow Chemical	Goldman Sachs	100,000	2,987,300	232,700
Microsoft	Goldman Sachs	200,000	5,433,000	61,000
Porsche Automobil Holdings Preferred	Goldman Sachs	75,000	6,433,270	92,453
ProShares Ultra S&P 500 ETF	Goldman Sachs	(150,000)	(9,423,285)	(544,215)
ProShares Ultra DJ-UBS Crude Oil ETF	Goldman Sachs	(150,000)	(4,648,745)	(257,755)
Royal Dutch Shell, Cl B ADR	Goldman Sachs	50,000	3,472,896	163,104
SPDR S&P Retail ETF	Goldman Sachs	(100,000)	(6,355,440)	(352,560)
Suncor Energy	J.P. Morgan	125,000	4,285,000	(32,500)
Symantec	Goldman Sachs	150,000	2,689,185	576,315
Target	Goldman Sachs	100,000	6,072,923	(31,923)
Under Armour, Cl A	Goldman Sachs	(75,000)	(3,486,080)	(329,170)
Verizon	Goldman Sachs	(125,000)	(5,568,873)	117,623
Vodafone ADR	J.P. Morgan	375,000	9,720,000	525,000
Volkswagen Preferred	Goldman Sachs	(20,000)	(4,716,865)	(228,160)

				$145,107

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipt

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$118,734,780	$—	$—	$118,734,780
Preferred Stock	6,525,722	—	—	6,525,722
Short-Term Investment	5,251,875	—	—	5,251,875

Total Investments in Securities	$130,512,377	$—	$—	$130,512,377

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Equity Swaps — Assets	$—	$1,921,390	$—	$1,921,390
Purchased Options	9,293,777	—	—	9,293,777
Equity Swaps — Liabilities	—	(1,776,283)	—	(1,776,283)

	$9,293,777	$145,107	$—	$9,438,884

*	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $121,142,982, and the unrealized appreciation and depreciation were $11,832,257 and $(2,462,862), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-1100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 5.8%
Bombardier, Cl B	5,910	$23,351
European Aeronautic Defence and Space ADR	599	28,171
Honeywell International	379	25,863

		77,385

AGRICULTURE — 1.7%
Mosaic	365	22,356

AUTOMOBILE MANUFACTURERS — 2.0%
Porsche Automobil Holding ADR	3,088	27,452

AUTOMOTIVE — 2.0%
Daimler	460	26,662

BANKING — 1.9%
Itau Unibanco Holding ADR	1,460	25,156

BANKS — 2.1%
Regions Financial	3,570	27,775

BROADCASTING, NEWSPAPERS & ADVERTISING — 2.0%
WPP ADR	340	26,666

BUSINESS SERVICES — 2.1%
Mitsubishi Estate ADR	1,200	28,944

CHEMICALS — 7.7%
Asahi Kasei ADR	2,165	25,287
Celanese, Cl A	575	26,956
Dow Chemical	780	25,116
Koninklijke ADR	1,710	26,180

		103,539

COMPUTER SOFTWARE — 5.6%
Microsoft	940	25,822
Software ADR	2,340	22,792
Symantec*	1,215	26,450

		75,064

CONSTRUCTION & ENGINEERING — 4.0%
KBR	775	24,196
Komatsu Ltd. ADR	1,085	29,007

		53,203

CONSUMER STAPLES — 1.9%
Procter & Gamble	345	25,930

DIVERSIFIED FINANCIAL SERVICES — 5.7%
DBS Group Holdings ADR	520	25,132
Julius Baer Group Ltd. ADR	3,498	28,264
Sony Financial Holdings ADR	1,412	23,792

		77,188

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY EQUIPMENT & SERVICES — 3.7%
Halliburton	665	$27,052
Technip ADR	821	22,249

		49,301

FOOD, BEVERAGE & TOBACCO — 2.0%
Imperial Tobacco Group ADR*	355	26,554

HEATING & REFRIGERATION EQUIPMENT — 2.0%
TOTO ADR	1,635	26,896

HOTELS RESTAURANTS & LEISURE — 1.8%
Carnival, Cl A	610	23,619

INDUSTRIAL/MACHINERY — 3.8%
Eaton	451	25,684
GEA Group ADR	710	25,858

		51,542

INSURANCE — 8.0%
AXA ADR	1,455	26,845
MetLife	734	27,408
Reinsurance Group of America, Cl A	450	25,825
Willis Group Holdings	760	27,140

		107,218

INTERNET RETAIL — 1.9%
Google, Cl A*	34	25,693

MEDICAL PRODUCTS & SERVICES — 5.6%
Aetna	525	25,321
Baxter International	355	24,083
CareFusion*	834	25,887

		75,291

OIL, GAS & CONSUMABLE FUELS — 6.5%
Devon Energy	485	27,737
Royal Dutch Shell ADR, Cl B	362	26,325
Valero Energy	765	33,454

		87,516

PHARMACEUTICALS — 2.1%
Roche Holding ADR	516	28,627

RAILROADS — 2.0%
Norfolk Southern	390	26,859

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

RESTAURANTS — 0.8%
Darden Restaurants	235	$10,928

RETAIL — 3.9%
Adidas ADR	563	26,219
TESCO ADR	1,495	25,430

		51,649

SECURITY SERVICES — 1.7%
Secom ADR	1,865	23,297

SEMI-CONDUCTORS & INSTRUMENTS — 4.0%
ON Semiconductor*	3,616	28,386
Siliconware Precision Industries ADR	5,100	26,163

		54,549

TELECOMMUNICATION SERVICES — 2.0%
Vodafone Group ADR	976	26,664

TOTAL COMMON STOCK (Cost $1,136,522)		1,293,523

SHORT-TERM INVESTMENT (A) — 6.5%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $86,822)	86,822	86,822

TOTAL INVESTMENTS — 102.8% (Cost $1,223,344) †		$1,380,345

Percentages are based on Net Assets of $1,343,107.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2013.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of January 31, 2013, all of the Fund’s investments are Level 1in accordance with ASC 820.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,223,344, and the unrealized appreciation and depreciation were $166,841 and $(9,840), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-0300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.9%
	Shares	Value

BRAZIL — 1.9%
Itau Unibanco Holding ADR	40,000	$689,200

CANADA — 3.9%
Bombardier*	175,300	686,212
Suncor Energy	20,347	692,205

		1,378,417

FRANCE — 8.3%
Alstom	16,900	749,913
AXA	41,100	760,966
Capital Gemini	15,900	766,295
Technip	6,400	693,775

		2,970,949

GERMANY — 14.8%
Adidas	7,600	706,149
Daimler	12,400	721,664
Deutsche Boerse	11,500	756,390
GEA Group	23,000	833,582
Infineon Technologies	96,245	868,126
SAP ADR	9,100	746,382
Software	16,200	623,745

		5,256,038

ITALY — 2.1%
Atlantia	40,600	751,158

JAPAN — 13.5%
Asahi Kasei	116,900	676,345
Kao ADR	23,600	678,028
Komatsu	27,000	720,414
Mitsubishi Estate	29,000	703,550
Secom	13,200	659,566
Sony Financial Holdings	36,100	610,765
TOTO	95,300	756,051

		4,804,719

NETHERLANDS — 8.9%
European Aeronautic Defence and Space	15,600	732,779
Heineken	10,600	745,180
Koninklijke	12,500	766,170
Royal Dutch Shell ADR, Cl B	12,500	909,000

		3,153,129

SINGAPORE — 3.5%
DBS Group Holdings Ltd.	52,000	628,470
Singapore Telecommunications ADR	22,100	627,640

		1,256,110

SPAIN — 2.0%
Repsol ADR	32,500	725,400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND — 13.7%
Adecco*	13,300	$763,965
Julius Baer Group	20,965	857,711
Novartis ADR	16,200	1,098,684
Roche Holding	3,200	707,831
Swiss Re	9,500	706,892
Syngenta	1,730	746,531

		4,881,614

TAIWAN — 1.6%
Siliconware Precision Industries ADR	107,800	553,014

UNITED KINGDOM — 12.9%
ICAP	133,000	687,836
Imperial Tobacco Group	18,685	694,681
Marks & Spencer Group	105,700	636,305
TESCO	126,545	714,843
Vodafone Group ADR	39,900	1,090,068
WPP	49,500	778,122

		4,601,855

UNITED STATES — 3.8%
Coca-Cola Enterprises	20,300	707,861
Schlumberger Ltd.	8,300	647,815

		1,355,676

TOTAL COMMON STOCK (Cost $26,508,296)		32,377,279

PREFERRED STOCK — 2.0%
GERMANY — 2.0%
Porsche Automobil Holding (Cost $491,714)	8,100	704,778

SHORT-TERM INVESTMENT (A) — 5.1%
SEI Daily Income Trust Government Fund, Cl A 0.020% (Cost $1,831,971)	1,831,971	1,831,971

TOTAL INVESTMENTS — 98.0% (Cost $28,831,981) †		$34,914,028

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2013 (Unaudited)

Percentages are based on Net Assets of $35,636,078.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2013.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of January 31, 2013, all of the Fund’s investments were level 1 in accordance with ASC 820.

For the period ended January 31, 2013, there were no transfers between level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $28,831,981, and the unrealized appreciation and depreciation were $6,264,341 and $(182,294), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-1100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.3%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.4%
Honeywell International	295,000	$20,130,800

AGRICULTURE — 2.9%
Mosaic	400,000	24,500,000

AUTOMOTIVE — 2.2%
Ford Motor	1,400,000	18,130,000

BANKS — 2.2%
Regions Financial	2,400,000	18,672,000

BATTERY TECHNOLOGY — 2.1%
Rockwell Automation	200,000	17,838,000

CHEMICALS — 3.2%
Dow Chemical	825,000	26,565,000

COMPUTER SOFTWARE — 6.7%
Microsoft	1,050,000	28,843,500
Symantec*	1,250,000	27,212,500

		56,056,000

CONSTRUCTION & ENGINEERING — 2.4%
KBR	640,000	19,980,800

CONSUMER STAPLES — 4.4%
CVS Caremark	325,000	16,640,000
Procter & Gamble	270,000	20,293,200

		36,933,200

ELECTRONICS MANUFACTURER — 2.8%
Flextronics International Ltd.*	3,775,000	23,442,750

ENERGY EQUIPMENT & SERVICES — 5.4%
Halliburton	700,000	28,476,000
Superior Energy Services*	670,000	16,729,900

		45,205,900

HOTELS RESTAURANTS & LEISURE — 1.8%
Carnival, Cl A	400,000	15,488,000

INDUSTRIAL/MACHINERY — 5.3%
Eaton	425,000	24,203,750
Stanley Black & Decker	260,000	19,975,800

		44,179,550

INSURANCE — 11.2%
ACE Ltd.	190,000	16,212,700
MetLife	700,000	26,138,000
PartnerRe Ltd.	180,000	15,784,200
Prudential Financial	340,000	19,679,200
Willis Group Holdings	450,000	16,069,500

		93,883,600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INTERNET RETAIL — 2.9%
Google, Cl A*	32,500	$24,559,925

MEDICAL PRODUCTS & SERVICES — 7.4%
Aetna	340,000	16,398,200
Baxter International	210,000	14,246,400
Hospira*	460,000	15,695,200
Life Technologies*	250,000	16,172,500

		62,512,300

OIL, GAS & CONSUMABLE FUELS — 10.7%
Devon Energy	415,000	23,733,850
Occidental Petroleum	265,000	23,391,550
Royal Dutch Shell ADR, Cl B	275,000	19,998,000
Valero Energy	525,000	22,958,250

		90,081,650

PERSONAL CREDIT INSTITUTIONS — 1.0%
Capital One Financial	156,100	8,791,552

PHARMACEUTICALS — 2.4%
Abbott Laboratories	600,000	20,328,000

RAILROADS — 4.9%
Norfolk Southern	365,000	25,137,550
Union Pacific	120,000	15,775,200

		40,912,750

RESTAURANTS — 1.1%
Darden Restaurants	199,870	9,293,955

RETAIL — 2.9%
Target	400,000	24,164,000

SEMI-CONDUCTORS & INSTRUMENTS — 2.1%
ON Semiconductor*	2,225,000	17,466,250

TELECOMMUNICATION SERVICES — 2.9%
Vodafone Group ADR	885,000	24,178,200

TOTAL COMMON STOCK (Cost $625,305,188)		783,294,182

SHORT-TERM INVESTMENT (A) — 3.5%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $29,018,856)	29,018,856	29,018,856

TOTAL INVESTMENTS — 96.8% (Cost $654,324,044)†		$812,313,038

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2013 (Unaudited)

Percentages are based on Net Assets of $839,076,120.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2013.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of January 31, 2013, all of the Fund’s investments were Level 1 in accordance with ASC 820.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $654,324,044, and the unrealized appreciation and depreciation were $166,246,512 and $(8,257,518), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-1100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.3%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 3.9%
AerCap Holdings*	1,664,000	$24,311,040
Exelis	1,986,000	21,826,140

		46,137,180

APPAREL/TEXTILES — 1.8%
Hanesbrands	568,000	21,288,640

AUDIO & VIDEO — 2.0%
Harman International Industries	540,000	24,181,200

BANKS — 5.9%
Cathay General Bancorp	1,210,500	23,495,805
TCF Financial	1,789,000	24,437,740
Umpqua Holdings	1,732,000	21,892,480

		69,826,025

BUSINESS SERVICES — 2.0%
DST Systems	347,000	23,228,180

CHEMICALS — 7.3%
Cabot	607,000	22,720,010
Chemtura*	841,725	19,965,717
Intrepid Potash*	931,000	21,692,300
Scotts Miracle-Gro, Cl A	488,000	21,335,360

		85,713,387

COMMUNICATIONS EQUIPMENT — 3.9%
Finisar*	1,524,000	23,622,000
JDS Uniphase*	1,550,000	22,490,500

		46,112,500

COMPUTER SOFTWARE — 1.9%
PTC*	984,000	22,809,120

ENERGY EQUIPMENT & SERVICES — 5.8%
Atwood Oceanics*	465,000	24,538,050
C&J Energy Services*	1,012,000	23,184,920
Lufkin Industries	368,000	21,310,880

		69,033,850

ENGINEERING/R AND D SERVICES — 2.1%
McDermott International*	2,012,000	24,486,040

FOOD, BEVERAGE & TOBACCO — 3.4%
Fresh Del Monte Produce	648,000	17,074,800
TreeHouse Foods	428,000	22,654,040

		39,728,840

HUMAN RESOURCE & EMPLOYMENT SERVICES — 1.5%
Korn/Ferry International*	1,033,000	17,746,940

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INSURANCE — 5.3%
American Equity Investment Life Holding	1,292,000	$17,416,160
Aspen Insurance Holdings Ltd.	637,000	21,728,070
Hanover Insurance Group	548,000	22,774,880

		61,919,110

MACHINERY — 4.0%
Crane	476,000	23,933,280
Harsco	892,000	22,737,080

		46,670,360

MEDICAL PRODUCTS & SERVICES — 13.1%
Bruker*	1,420,000	23,955,400
Health Net*	872,000	23,718,400
Integra LifeSciences Holdings*	413,000	17,407,950
LifePoint Hospitals	576,000	25,176,960
Magellan Health Services*	463,000	23,751,900
Quality Systems	890,000	16,233,600
WellCare Health Plans*	487,000	24,695,770

		154,939,980

OIL, GAS & CONSUMABLE FUELS — 1.8%
Stone Energy*	943,000	21,217,500

RESTAURANTS — 2.0%
Wendy’s	4,490,000	23,078,600

RETAIL — 3.5%
Aeropostale*	1,354,000	18,319,620
Saks*	2,150,000	23,241,500

		41,561,120

SECURITY SERVICES — 1.5%
Brink’s	577,000	17,206,140

SEMI-CONDUCTORS & INSTRUMENTS — 5.0%
Lattice Semiconductor*	3,730,000	16,598,500
Microsemi*	1,039,000	21,735,880
Teradyne*	1,287,000	20,797,920

		59,132,300

SHIPPING — 2.0%
Kirby*	333,000	23,526,450

SPECIALTY RETAIL — 4.1%
Rent-A-Center, Cl A	674,000	24,048,320
Sotheby’s	675,000	24,246,000

		48,294,320

TRANSPORTATION EQUIPMENT — 1.9%
GATX	487,000	23,059,450

TRANSPORTATION SERVICES — 2.1%
Air Lease, Cl A*	1,021,000	24,371,270

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

WASTE MANAGEMENT SERVICES — 3.5%
ABM Industries	820,000	$17,974,400
Darling International*	1,376,000	23,213,120

		41,187,520

TOTAL COMMON STOCK (Cost $944,619,139)		1,076,456,022

SHORT-TERM INVESTMENT (A) — 6.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $75,872,667)	75,872,667	75,872,667

TOTAL INVESTMENTS — 97.7% (Cost $1,020,491,806)†		$1,152,328,689

Percentages are based on Net Assets of $1,179,595,898.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2013.

Cl — Class

Ltd. — Limited

As of January 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,020,491,806, and the unrealized appreciation and depreciation were $142,980,124 and $(11,143,241), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-1100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.4%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.4%
AerCap Holdings*	2,850	$41,639

AUDIO & VIDEO — 2.6%
Harman International Industries	1,005	45,004

AUTO & TRANSPORTATION — 2.6%
Expeditors International of Washington	1,040	44,616

BANKS — 7.6%
Regions Financial	5,700	44,346
Umpqua Holdings	3,300	41,712
Zions Bancorporation	1,950	45,474

		131,532

BATTERY TECHNOLOGY — 2.7%
Rockwell Automation	530	47,271

CHEMICALS — 7.0%
Celanese, Cl A	900	42,192
Huntsman	2,280	40,196
Scotts Miracle-Gro, Cl A	900	39,348

		121,736

CONSTRUCTION & ENGINEERING — 7.3%
Allegheny Technologies	1,350	42,728
KBR	1,265	39,493
URS	1,050	43,554

		125,775

CONTAINERS & PACKAGING — 2.4%
Greif, Cl A	890	41,812

DIVERSIFIED FINANCIAL SERVICES — 2.0%
Dun & Bradstreet	435	35,470

DRUGS — 2.5%
United Therapeutics*	795	42,843

ELECTRONICS MANUFACTURER — 4.7%
Flextronics International Ltd.*	6,600	40,986
Jabil Circuit	2,190	41,413

		82,399

ENERGY EQUIPMENT & SERVICES — 7.6%
Atwood Oceanics*	860	45,382
Oil States International*	580	44,997
Superior Energy Services*	1,660	41,450

		131,829

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HUMAN RESOURCE & EMPLOYMENT SERVICES — 2.6%
Manpower	880	$45,320

INDUSTRIAL/MACHINERY — 2.4%
Stanley Black & Decker	540	41,488

INSURANCE — 4.9%
Axis Capital Holdings	1,125	43,054
Reinsurance Group of America, Cl A	740	42,468

		85,522

IT SERVICES — 4.3%
Global Payments	820	40,393
SAIC	2,860	34,606

		74,999

MACHINERY — 5.1%
Crane	840	42,235
SPX	630	47,017

		89,252

MEDICAL PRODUCTS & SERVICES — 7.5%
CareFusion*	1,400	43,456
Hospira*	1,205	41,115
Universal Health Services, Cl B	810	45,878

		130,449

OIL, GAS & CONSUMABLE FUELS — 2.5%
Whiting Petroleum*	920	43,773

RESTAURANTS — 2.3%
Darden Restaurants	860	39,990

RETAIL — 2.4%
Abercrombie & Fitch, Cl A	830	41,500

ROAD & RAIL — 2.5%
Hertz Global Holdings*	2,350	42,958

SEMI-CONDUCTORS & INSTRUMENTS — 5.0%
LSI*	5,860	41,255
ON Semiconductor*	5,700	44,745

		86,000

SHIPPING — 2.5%
Kirby*	630	44,509

TOTAL COMMON STOCK (Cost $1,513,706)		1,657,686

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2013 (Unaudited)

SHORT-TERM INVESTMENT (A) — 4.2%
	Shares	Value

SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $73,074)	73,074	$73,074

TOTAL INVESTMENTS — 99.6% (Cost $1,586,780)†		$1,730,760

Percentages are based on Net Assets of $1,738,223.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2013.

Cl — Class

Ltd. — Limited

As of January 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For the period ended January 31, 2013 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,586,780, and the unrealized appreciation and depreciation were $185,492 and $(41,512), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013